Taxation - Components of Loss Before Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Loss before tax
Loss from PRC entities	¥ (51,527)		¥ (51,949)	¥ (92,070)
Loss from Cayman Islands and Hong Kong entities	(8,207)		(16,628)	(96,319)
Total (loss)/gain before tax	(59,734)		(68,577)	(188,389)
Income tax benefit/(expense)
Current income tax expense	(839)		(137)	(6,965)
Deferred tax benefit	0	$ 0	1,755	8,948
Total income tax benefit/(expense)	¥ (839)	$ (116)	¥ 1,618	¥ 1,983